Material Accounting policies (Details)	12 Months Ended
Dec. 31, 2024
Computer equipment
Accounting policies
Estimated lives of computer equipment (in years)	3 years
Intangible assets
Accounting policies
Estimated lives of intangible assets (in years)	20 years